Investment Securities	12 Months Ended
Dec. 31, 2017
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Investment Securities
17.	INVESTMENT SECURITIES

Million US dollar	2017	2016

Non-current investments
Investments in unquoted companies – available for sale	76	58
Debt securities held to maturity	24	24

	100	82

Current investments
Debt securities held for trading	1 304	5 659

	1 304	5 659

[15]	Brasseries Internationales Holding Ltd, Société des Brasseries et Glacières Internationales SA, Algerienne de Bavaroise Spa, BIH Brasseries Internationales Holding (Angola) Ltd, Marocaine d’Investissements et de Services SA, Skikda Bottling Company SARL, Société de Boissons de I’Ouest Algerien SARL, and Société des Nouvelles Brasseries together make up Castel’s African beverage operations. Details of individual ownership percentages are included in Note 36 AB InBev companies.

As of 31 December 2017, current debt securities of 1 304m US dollar mainly represented investments in US Treasury Bills. The company’s investments in such short-term debt securities are primarily to facilitate liquidity and for capital preservation.

The securities available for sale consist of investments in unquoted companies and are measured at cost as their fair value cannot be reliably determined.